Post- Employment Benefits - Summary of Net Defined Benefit Liability (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Change in defined benefit liability
Fair value of plan assets, beginning balance	$ (2,832)	$ (2,663)
Defined benefit cost included in statement of comprehensive loss	(409)	51
Total remeasurements included in other comprehensive loss	(142)	(599)
Employer contributions	403	333
Currency translation effects	(119)	46
Fair value of plan assets, ending balance	$ (3,099)	$ (2,832)